Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Future Minimum Lease Payments Under Capital Lease Arrangements and Sale-Leaseback Financings
The future minimum lease payments under capital lease arrangements and sale-leaseback financings as of December 31, 2021, are as follows (in millions):

For the years ending:
2022	$135.1
2023	128.3
2024	118.5
2025	120.6
2026	119.3
Thereafter	2,285.0

Total minimum lease payments	2,906.8
Less: amount representing interest	(1,930.5)

Present value of net minimum lease payments	976.3
Less: current portion	(38.5)

Capital leases, net of current portion	$937.8

Summary of Future Minimum Lease Receipts and Payments Under Operating Leases
The future minimum lease receipts and payments under operating leases as of December 31, 2021
,
are as follows (in millions):

For the years ending:	Lease receipts	Lease commitments (1)
2022	$12.2	$60.3
2023	12.2	59.7
2024	12.2	59.2
2025	12.2	50.6
2026	12.2	46.3
Thereafter	4.1	273.8

Total minimum lease receipts/payments	$65.1	$549.9